Flowthrough Share Premium Liability (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Balance, beginning of the year	$ 3,124,000		$ 7,644,000
Flow-through eligible expenditure	(1,414,000)		(4,520,000)
Balance, end of the years	1,710,000		3,124,000
Quebec
Statement [Line Items]
Balance, end of the years	3,992,000		7,290,000
Balance, beginning of the year		$ 7,290	$ 18,079
Flow-through eligible expenditure	$ (3,298)			$ (10,789)